Combined Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
REVENUE	$ 2,674,478	$ 3,034,829
COSTS AND EXPENSES:
Cost of revenue	1,677,913	2,052,620
Selling, general and administrative	965,348	841,689
TOTAL COSTS AND EXPENSES	2,643,261	2,894,309
OPERATING INCOME	31,217	140,520
OTHER INCOME (EXPENSE):
Interest expense	$ (12,056)	(17,806)
Interest expense- related party		(27,904)
Interest expense forgiveness	$ 14,138
TOTAL OTHER INCOME (EXPENSE)	2,082	(45,710)
NET INCOME	$ 33,299	$ 94,810